Long-Term Debt - Summary of Partnership's Outstanding Debt Repayable (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Long-Term Debt
Remainder of 2023	$ 78,564
2024	153,848
2025	244,563
2026	286,177
2027	42,232
2028 and thereafter	211,185
Total	1,016,569	$ 1,062,647
Sale & Leaseback
Long-Term Debt
Remainder of 2023	6,731
2024	13,804
2025	14,399
2026	15,060
2027	15,751
2028 and thereafter	119,120
Total	184,865
Periodic repayment
Long-Term Debt
Remainder of 2023	45,363
2024	76,651
2025	68,581
2026	51,596
2027	26,481
2028 and thereafter	13,241
Total	281,913
Balloon Repayment
Long-Term Debt
Remainder of 2023	26,470
2024	63,393
2025	161,583
2026	219,521
2028 and thereafter	78,824
Total	$ 549,791